Non-current Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2022
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Non-current Assets Held for Sale and Discontinued Operations

NOTE 22. NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.22	12.31.21
Property, Plant and Equipment
Real Estate	1,251	1,280
Total	1,251	1,280